Interest income, Interest expense and Other Finance Costs - Interest and finance related costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income, Interest expense and Other Finance Costs
Interest expense	$ 42,153,588	$ 53,628,356	$ 58,680,985
Amortization of loan financing and modification gain	1,246,265	2,263,416	1,994,191
Bank charges and loan commitment fees	365,000	364,929	33,939
Other finance costs	475,660	795,979	469,951
Total	$ 44,240,513	$ 57,052,680	$ 61,179,066